Fair Value Information - Schedule of Reconciliations for Financial Assets (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect of retrospective application of IFRS 9			$ 0	$ 883
Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	$ 5,478	$ 4,550	4,550	4,468
Effect of retrospective application of IFRS 9				4,468
Acquisition	300	290
Recognized in profit or loss under “Other gains and losses”	(39)	(26)
Recognized in other comprehensive income under “Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income”	676	(175)
Proceeds from return of investees		(7)
Proceed from return of investments	(9)
Level 3 [Member] | Measured at Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	778	517	517	543
Effect of retrospective application of IFRS 9				543
Acquisition	300
Recognized in profit or loss under “Other gains and losses”	(39)	(26)
Unrealized loss	(39)	(26)
Level 3 [Member] | FVOCI [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	4,700	4,033	$ 4,033	3,925
Effect of retrospective application of IFRS 9				$ 3,925
Acquisition	0	290
Recognized in other comprehensive income under “Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income”	676	(175)
Proceeds from return of investees		$ (7)
Proceed from return of investments	$ (9)